Net Income (Loss) Per Share and Unaudited Pro Forma Net Income (Loss) Per Share - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended					6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jan. 06, 2014 Special dividend [Member]	Mar. 31, 2014 Special dividend [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Dividend per share declared	$ 0.029	$ 0.029	$ 0.029	$ 0.030	$ 0.020	$ 0.06	$ 1.68	$ 0.10	$ 0.09	$ 1.59	$ 1.590
Dividend , total amount										$ 108,101